Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 ZIM item	Dec. 31, 2013 ZIM	Jul. 31, 2014 Subsequent event ZIM item	Jul. 31, 2014 Board of Directors Subsequent event ZIM item	Jul. 31, 2014 Unsecured interest bearing notes maturing in 2023 Subsequent event ZIM item	Jul. 31, 2014 Unsecured 3% Series 1 Notes due 2023 Subsequent event ZIM	Jul. 31, 2014 Unsecured 5% Series 2 Notes due 2023 Subsequent event ZIM
Subsequent events
Number of vessels whose charterparties were revised		6		6
Principal amount of unsecured notes received						$ 49.9	$ 8.8	$ 41.1
Interest rate (as a percent)							3.00%	5.00%
Interest payable quarterly in cash (as a percent)								3.00%
Interest payable in kind (as a percent)								2.00%
Percent of outstanding shares after the restructuring, in exchange for charter rate reductions and cancellation			7.40%
Number of members designated by charter-owner creditors						2
Number of directors nominated by the Company						1
Number of members on board of directors					9
Impairment loss	$ 0		$ 19.0